UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1537

                          STERLING CAPITAL CORPORATION
               (Exact name of registrant as specified in charter)

            635 Madison Avenue New York, NY              10022
       (Address of principal executive offices)       (Zip code)


                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 980-3360

Date of fiscal year end: 12/31/2003

Date of reporting period: 6/30/2003

Item 1. Reports to Stockholders.

     The Registrant's Semi- Annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                          STERLING CAPITAL CORPORATION
                             STATEMENT OF OPERATIONS
                     For the Six Months ended June 30, 2003
                                   (Unaudited)

Investment income:
    Dividends ................................................        $ 177,010
    Interest .................................................           11,650
                                                                      ---------
  Total investment income ....................................        $ 188,660
                                                                      ---------

 Expenses (Notes C and D):
    Officers' salaries .......................................        $  91,750
    Directors' fees and expenses .............................           30,505
    Payroll taxes, fees and employee benefits ................           17,337
    American Stock Exchange listing fee ......................           15,000
    Office salaries ..........................................           13,042
    Rent and Electric ........................................           12,748
    Equipment rentals ........................................           12,289
    Legal, audit and professional fees .......................           11,527
    Transfer agent and registrar fees ........................           10,551
    Custodian fees and expenses ..............................            8,441
    Insurance ................................................            4,612
    Miscellaneous ............................................            3,256
    Federal, state and local taxes ...........................            2,304
                                                                      ---------
      Total expenses .........................................        $ 233,362
                                                                      ---------
Net investment loss ..........................................       ($  44,702)
                                                                      ---------


                                   (continued)







        The accompanying notes are an integral part of these statements












Item 2. Code of Ethics.

     Not applicable for semi-annual reports.



Item 3. Audit Committee Financial Expert.

     Not applicable for semi-annual reports.



Item 4. Principal Accountant Fees and Services.

     Not applicable for semi-annual reports.



Item 5. Audit Committee of Listed Registrants.

     Not applicable for semi-annual reports.



Item 6. [Reserved.]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable for semi-annual reports.



Item 8. [Reserved.]

Item 9. Controls and Procedures.

     The Registrant's chief executive officer and chief financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Registrant's internal controls subsequent to the date of their evaluation.



Item 10. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Chief Executive Officer.

(b)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STERLING CAPITAL CORPORATION

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title: President
Date: August 26, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wayne S. Reisner
    --------------------
Name: Wayne S. Reisner
Title:   Chief Executive Officer
Date: August 26, 2003

By: /s/ Michael J. Carey
    --------------------
Name: Michael J. Carey
Title:   Chief Financial Officer
Date: August 26, 2003

                                                                      EXHIBIT B1

                    CERTIFICATION OF CHIEF EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Wayne Reisner, certify that:

          1. I have reviewed this report on Form N-CSR of Sterling Capital Corporation

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated  the  effectiveness  of  the  registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

                  Date: August 26, 2003


                                                           /s/ Wayne S. Reisner
                                                           --------------------
                                                                [Signature]
                                                         Chief Executive Officer

                                                                      EXHIBIT B2

                    CERTIFICATION OF CHIEF FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Michael J. Carey, certify that:

          1. I have reviewed this report on Form N-CSR of Sterling Capital Corporation

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated  the  effectiveness  of  the  registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          (iii)presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: August 26, 2003



                                                            /s/ Michael J. Carey
                                                            --------------------
                                                                  [Signature]
                                                         Chief Financial Officer

                        FORM OF SECTION 906 CERTIFICATION

                            SECTION 906 CERTIFICATION
                            -------------------------

Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Sterling Capital Corporation (the "Company"), hereby certifies, to the best of his knowledge, that the Company's Report on Form N-CSR for the period ended June 30, 2003 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.


Dated: August 26, 2003


/s/ Wayne S. Reisner
--------------------
Name: Wayne S. Reisner
Title:   Chief Executive Officer


/s/ Michael J. Carey
--------------------
Name: Michael J. Carey
Title:   Chief Financial Officer

                          Sterling Capital Corporation

                          STERLING CAPITAL CORPORATION
                  Report for the Six Months Ended June 30, 2003






                                    OFFICERS

Walter Scheuer ........................  Chairman of the Board of Directors
Wayne S. Reisner ......................  President
Michael Carey .........................  Vice President, Secretary and Treasurer



                                    DIRECTORS

Jay Eliasberg                                                 Nathan Kingsley
Arthur P. Floor                                               Archer Scherl
                                 Walter Scheuer


 Transfer Agent and Registrar                                  Custodian

Registrar and Transfer Company                               Citibank, N.A.
     10 Commerce Drive                                        120 Broadway
  Cranford, New Jersey 07016                           New York, New York  10271

          Auditors                                           General Counsel

Tardino Tocci & Goldstein LLP                                 Skadden, Arps,
     The Chanin Building                                  Slate, Meagher & Flom
122 East 42nd Street Suite 1518                            Four Times Square
   New York, New York 10168                             New York, New York 10036

                          STERLING CAPITAL CORPORATION
                               635 Madison Avenue
                              New York, N.Y. 10022






August 22, 2003

To our Shareholders:


     We enclose a report of our Corporation's operations for the six months ended June 30, 2003. The unaudited net asset value per share of the Corporation's Common Stock as at June 30, 2003 was $6.59, as compared with its audited net asset value at December 31, 2002 of $6.37 per share, in both instances giving effect to the Corporation's distribution to shareholders of $.02 per share paid on January 23, 2003 to shareholders of record at the close of business on December 27, 2002. As at August 20, 2003 the unaudited net asset value per share was approximately $6.56. As at June 30, 2003 and August 20, 2003 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $5.20 and $5.35, respectively. Thus, as at June 30, 2003 and August 20, 2003 the market price for the Corporation's shares represented discounts of approximately 21% and 18%, respectively, from the Corporation's net asset values at such dates.

     Certain of the Corporation's officers and directors and their associates may from time to time add to their investments in the Corporation's Common Stock by open market purchases or in private transactions. Officers and directors of the Corporation currently own beneficially, directly or indirectly, an aggregate of 1,977,396 shares (79.1% of the outstanding shares) of the Corporation's capital stock, not including 101,000 shares (4.04% of the Corporation's outstanding shares) owned by certain associates of such persons with respect to which such officers and directors disclaim any beneficial interest.



Very truly yours,



Wayne S. Reisner
President

                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                        Number of   Market Value
                                                         Shares        (Note A)
                                                         ------        --------
Common & Preferred Stocks - 53.96% of net assets
Technology - 12.31%
 Falconstor Software Inc. * .........................    271,350      $1,812,618
 Cisco Systems Inc. * ...............................      9,000         151,110
 Advanced Micro Devices, Inc. * .....................     10,000          64,100
                                                                      ----------
                                                                      $2,027,828
                                                                      ----------

Financial Services - 12.18%
 J.P. Morgan Chase & Co .............................     10,000      $  341,800
 KeyCorp ............................................     10,000         252,700
 Travelers Ppty Casualty Cl A........................     15,000         238,500
 MetLife Inc. .......................................      8,000         226,560
 Wilmington Trust Corp. .............................      7,000         205,450
 Allstate Corp. .....................................      5,000         178,250
 Merrill Lynch 7% Convert Strides ...................      6,000         152,700
 Fleet Boston Financial Corp. .......................      5,000         148,550
 Mellon Financial Corp. .............................      5,000         138,750
 Corts Provident 8.10% Pfd. .........................      5,000         122,500
                                                                      ----------
                                                                      $2,005,760
                                                                      ----------

Real Estate and
Real Estate Investment Trusts - 9.05%
 Camden Property Trust ..............................     12,600      $  440,370
 Equity Residential .................................     11,950         310,103
 Equity Office Properties Trust .....................     10,000         270,100
 Amli Residential Properties Trust ..................      9,000         211,950
 St. Joe Co. ........................................      6,000         187,200
 Equity Residential Pfd C ...........................      2,500          69,750
                                                                      ----------
                                                                      $1,489,473
                                                                      ----------

*  Non-income producing security




         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2003
                                   (Unaudited)


                                                        Number of   Market Value
                                                         Shares        (Note A)
                                                         ------        --------


Consumer Goods - 5.58%
 Applica Incorporated * .............................     25,300        $215,050
 Newell Rubbermaid Inc. .............................      7,000         196,000
 Conagra Inc. .......................................      8,000         188,800
 Sara Lee Corp. .....................................     10,000         188,100
 Black & Decker Corp. ...............................      3,000         130,350
                                                                        --------
                                                                        $918,300
                                                                        --------


Healthcare - 3.93%
 Pfizer Inc. ........................................     10,000        $341,500
 Merck & Co. ........................................      4,000         242,200
 Rhone Poulenc 8.125% Pfd. ..........................      2,500          63,000
                                                                        --------
                                                                        $646,700
                                                                        --------


Industrial and Business Services - 2.97%
 Honeywell International Inc. .......................     10,500        $281,925
 Koninklijke Philips Electronics NV Holdings ........     10,838         207,114
                                                                        --------
                                                                        $489,039
                                                                        --------


Energy - 2.60%
 Marathon Oil Corp. .................................     10,000        $263,500
 ConocoPhillips .....................................      3,000         164,400
                                                                        --------
                                                                        $427,900
                                                                        --------


Telecommunication and Media - 2.35%
 Verizon Communications .............................      8,560        $337,692
 Nokia Corp ADR .....................................      3,000          49,290
                                                                        --------
                                                                        $386,982
                                                                        --------

*  Non-income producing security



         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                  June 30, 2003
                                   (Unaudited)

                                                        Number of   Market Value
                                                         Shares        (Note A)
                                                         ------        --------

Materials - 1.26%
Du Pont E I De Nemours & Co. ........................      5,000      $  208,200
                                                                      ----------


Retail - 0.95%
 May Department Stores ..............................      7,000      $  155,820
                                                                      ----------


Automotive & Transportation Services - 0.78%
 Ryder System Inc. ..................................      5,000      $  128,100
                                                                      ----------


Total common and preferred stocks (cost $7,535,904)                   $8,884,102
                                                                      ----------



Total Investments (cost $7,535,904)                                   $8,884,102
                                                                      ==========



*  Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                     ASSETS
Investment in securities, at value
    (identified cost $7,535,904) (Note A) ......................   $  8,884,102
Cash ...........................................................      7,200,608
Investment in real estate (cost $100,000) (Note A) .............         50,000
Receivables:
    Investment securities sold .................................        313,505
    Dividends and interest .....................................         32,906
    Other ......................................................          4,915
                                                                   ------------

Total assets ...................................................   $ 16,486,036
                                                                   ------------

                                   LIABILITIES

Payables:
    Accrued expenses and other liabilities .....................   $     21,713
                                                                   ------------
Total liabilities ..............................................   $     21,713
                                                                   ------------

                                   NET ASSETS

Common Stock, authorized 10,000,000 shares,
    outstanding 2,500,000 shares, $1 par value each ............   $  2,500,000
Paid in capital ................................................     17,701,668
Excess of distributions over accumulated net investment loss ...     (6,633,378)
Excess of net realized gain on investments over distributions ..      1,597,836
Net unrealized appreciation of investments .....................      1,298,197
                                                                   ------------

Net assets .....................................................   $ 16,464,323
                                                                   ============

Net assets per outstanding share ...............................          $6.59
                                                                          =====


        The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                        STATEMENT OF OPERATIONS-continued
                     For the Six Months ended June 30, 2003
                                   (Unaudited)

Net investment loss (from previous page) .......................   ($    44,702)
                                                                    -----------

Net loss on investments (Notes A and B):
    Realized loss from securities transactions:
      Proceeds from sales ......................................      7,264,026
      Cost of securities sold ..................................      8,887,542
                                                                    -----------
      Net realized loss ........................................     (1,623,516)
                                                                    -----------

    Unrealized appreciation of investments:
    Beginning of period ........................................       (906,286)
    End of period ..............................................      1,298,197
                                                                    -----------
    Net increase in unrealized appreciation ....................      2,204,483
                                                                    -----------

Net realized loss and unrealized gain on investments ...........        580,967
                                                                    -----------

Net increase in net assets resulting from operations ...........    $   536,265
                                                                    ===========








         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
               For the six months ended June 30, 2003 (unaudited)
                              and December 31, 2002


                                                              Six Months
                                                                 ended           Year Ended
                                                               June 30,         December 31,
                                                                 2003              2002
                                                            -------------      -------------

From investment activities:
  Net investment income (loss) .......................      $    (44,702)      $     13,015
  Net realized gain (loss)from securities transactions        (1,623,516)            15,966
  Net increase (decrease) in unrealized appreciation           2,204,483         (4,219,968)
                                                            ------------       ------------

Increase (Decrease) in net assets derived from
  investment activities ..............................           536,265         (4,190,987)

Distributions to shareholders (Note E) ...............                 0           (120,000)

Net Assets:
  Beginning of year ..................................        15,928,058         20,239,045
                                                            ------------       ------------

  End of  period .....................................      $ 16,464,323       $ 15,928,058
                                                            ============       ============




        The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2003
                                   (Unaudited)

Note A - Significant Accounting Policies

     Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(1) Security Valuation

     Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Investments in real estate are valued at fair value as determined by the Board of Directors.

(2) Federal Income Taxes

     The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

     The Corporation for the fiscal year ending December 31, 2003 will probably be a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income will probably be "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. It is anticipated that the Corporation will not have any undistributed personal holding company income for the year ended December 31, 2003. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2003
                                   (Unaudited)

(3) Securities Transactions Valuation

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

     Dividends to shareholders are recorded on the dividend declaration date.

(5) Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

     The following summarizes all securities transactions by the Corporation for the six months ended June 30, 2003:

                Purchases ............................ $3,828,235
                Sales ................................ $8,887,542

     Net gain on investments for the six months ended June 30, 2003 was $580,967. This amount represents the net increase in value of investments held during the period. The components are as follows:

            Long transactions ............................. $580,967
                                                            --------
            Net gain on investments ....................... $580,967
                                                            ========

     As of June 30, 2003 gross unrealized appreciation and (depreciation) of the corporation's securities portfolio were as follows:

                Unrealized appreciation............... $1,427,234
                Unrealized depreciation...............   (129,037)
                                                       ----------
                Net unrealized appreciation........... $1,298,197
                                                       ==========

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2003
                                   (Unaudited)

Note C - Rent

     The Corporation sublets a portion of office space at 635 Madison
Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by Walter Scheuer, the Chairman of the Board of Directors and principal shareholder of the Corporation. The term of the Windy Gates lease expires on June 30, 2004. The term of the sublease to the Corporation expires on June 30, 2004. The annual rental obligation of these premises is being allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current net annual expense for this space is approximately $22,000.

Note D - Other Transactions with Affiliates

     Aggregate remuneration paid or accrued by the Corporation for the six months ended June 30, 2003 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

          Officers' salaries ................................ $ 91,750
          Directors' fees ...................................   30,000

     Incident to the sublease arrangements for office space at 635 Madison Avenue referred to in Note C above, Mr. Scheuer and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the six months ended June 30, 2003, Mr. Scheuer and the Corporation paid or accrued approximately $183,000 and $22,000, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to Mr. Scheuer personally for which they received compensation from Mr. Scheuer.

Note E - Distributions to Shareholders

     On January 23, 2003 the Corporation paid a cash distribution of $.02 per share to shareholders of record at the close of business on December 27, 2002. The Corporation believes that the entire amount of the distribution should be treated as a distribution of net capital gains, "investment company taxable income" and paid-in capital to shareholders and for Federal income tax purposes was taxable to calendar year shareholders in 2002 even though the distribution was paid to shareholders in 2003. The Board of Directors determined that of the aggregate amount of the distribution ($50,000), $13,000 be considered a charge on the Corporation's books against net investment income, $15,950 be considered a charge on the Corporation's books against net realized gains and 21,050 be considered a charge against paid-in capital. Detailed information with respect to the distribution has been provided to each shareholder.


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



                          STERLING CAPITAL CORPORATION
                              FINANCIAL HIGHLIGHTS



Selected data for each share of capital stock outstanding throughout each period:



                                              Six Months                  Year Ended December 31
                                                ended                     ----------------------
                                            June 30, 2003         2002     2001    2000     1999    1998
                                                                  ----     ----    ----     ----    ----
                                            (Unaudited)(1)                    (Audited)
                                            ---------------                   ---------
Investment income...........................       $.07           $.20     $.29    $.30    $ .25    $.26
Expenses ...................................        .09            .20      .19     .21      .21     .21
                                                    ---           ----     ----     ---     -----    ---
Net investment income (loss) ...............       (.02)            -       .10     .09      .04     .05

Distributions of net realized
capital gains ..............................         -            (.03)    (.43)   (.51)    (.51)   (.04)

Distributions of net investment income               -            (.01)    (.13)   (.08)    (.04)   (.05)

Net realized gain (loss) and increase
(decrease) in unrealized appreciation..             .24          (1.69)     .14    (.05)    1.00     .30
                                                    ---          -----      ---     ----    ----     ---

Net increase (decrease) in net asset value          .22          (1.73)    (.32)   (.55)     .49     .26
Net asset value:
   Beginning of period .....................       6.37           8.10     8.42    8.97     8.48    8.22
                                                   ----          -----     ----    ----     ----    ----
   End of period  ..........................      $6.59          $6.37    $8.10   $8.42    $8.97   $8.48
                                                  =====          =====    =====   =====     ====   =====

Ratio of expenses to average net assets             1.5%           2.7%     2.2%    2.4%     2.4%    2.5%

Ratio of net investment income to
average net assets .........................        (.3%)           .1%     1.2%    1.0%      .4%     .5%

Portfolio turnover .........................         44%            30%      38%     49%      37%     41%

Number of shares outstanding at end
of each period (in 000's)  .................      2,500          2,500    2,500   2,500    2,500   2,500



(1) Not annualized



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









--------------------------------------------------------------------------------


                                 PRIVACY POLICY
                                 --------------


     The Sterling Capital Corporation (the "Corporation") respects the rights of its shareholders to privacy. However, to conduct and process its shareholder's business in an accurate and efficient manner, the Corporation may collect certain information about its shareholders. Generally, the Corporation does not receive any non-public personal information relating to its shareholders, although certain non-public personal information may become available to the Corporation. The Corporation does not disclose any information about its shareholders except to its affiliates, service providers (like the Corporation's transfer agent) and as otherwise permitted by law. To protect shareholders' personal information, the Corporation only permits access to personal information by its authorized representatives. The Corporation also maintains procedural safeguards to guard the personal information of shareholders.




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